iShares®
iShares Trust
Supplement dated February 19, 2025 to
the Summary Prospectus, Prospectus and Statement of Additional Information
for the iShares MSCI Global Sustainable Development Goals ETF (the “Fund”)
The following name change for the Fund’s Underlying Index was effective on February 3, 2025:

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares MSCI Global Sustainable Development Goals ETF	MSCI ACWI Sustainable Impact Index	MSCI ACWI Sustainable Development Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SUPP‑SDG‑0225

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE